UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31,2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Witmer Asset Management, LLC

Address:  One Dag Hammarskjold Plaza
          885 Second Avenue, 31st Floor
          New York, NY  10017

13F File Number: 028-10015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Charles H. Witmer
Title:    Managing Member
Phone:    (212) 812-3080


Signature, Place and Date of Signing:

/s/ Charles H. Witmer                New York, NY            May 14, 2008
----------------------            ------------------      -----------------
     [Signature]                    [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        12

Form 13F Information Table Value Total:       $337,253
                                              (thousands)


List of Other Included Managers:

Form      13F File Number            Name

1.        028-10559                  Eagle Capital Partners, LP


                                                     FORM 13F INFORMATION TABLE


                               TITLE                       VALUE      SHRS OR   SH/ PUT/   INVESTMT   OTHR      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETN   MGRS   SOLE   SHARED      NONE

AMERICAN EAGLE OUTFITTERS NE   COM             02553E106   36,575     2,088,800             SHARED    WAM           2,088,800
BERKSHIRE HATHAWAY INC DEL     Cl A            084670108   31,616           237             SHARED    WAM                 237
COMCAST CORP NEW               CL A SPL        20030N200   29,265     1,542,700             SHARED    WAM           1,542,700
DISCOVER FINL SVCS             COM             254709108   24,331     1,486,288             SHARED    WAM           1,486,288
KAISER ALUMINUM CORP           COM PAR $0.01   483007704    4,800        69,270             SHARED    WAM              69,270
KERYX BIOPHARMACEUTICALS INC   COM             492515101    1,200     2,000,000             SHARED    WAM           2,000,000
MEDIA GEN INC                  Cl A            584404107    3,826       272,900             SHARED    WAM             272,900
MOHAWK INDS INC                COM             608190104   66,121       923,347             SHARED    WAM             923,347
NAVISTAR INTERNATIONAL CORP.   COM             63934E108   30,953       514,600             SHARED    WAM             514,600
TEXAS INDS INC                 COM             882491103   49,368       821,300             SHARED    WAM             821,300
USA MOBILITY INC               COM             90341G103    6,826       956,016             SHARED    WAM             956,016
WHIRLPOOL CORP                 COM             963320106   52,372       603,508             SHARED    WAM             603,508




SK 00124 0001 882769